Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Salary and benefit payable
Salary And Benefit Payable To Employees	¥ 11,433	¥ 9,599
Consulting expenses payable to a shareholder's representatives	2,580	2,580
Total	¥ 14,013	¥ 12,179